Share-based Payments - Years of Service and Performance Conditions of Restricted Shares (Detail)	12 Months Ended
Dec. 31, 2017
Within 1 year [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Years of service following the receipt of restricted shares	Continuous service for one year
Grade of performance appraisal	>=B+
Compliance of terms agreed by the staff and the Company	No violation
Vesting ratio of numbers of restricted shares received	30.00%
1-2 years [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Years of service following the receipt of restricted shares	Continuous service for two years
Grade of performance appraisal	>=B+
Compliance of terms agreed by the staff and the Company	No violation
Vesting ratio of numbers of restricted shares received	30.00%
2-3 years [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Years of service following the receipt of restricted shares	Continuous service for three years
Grade of performance appraisal	>=B+
Compliance of terms agreed by the staff and the Company	No violation
Vesting ratio of numbers of restricted shares received	40.00%